Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 28, 2014
Compensation and Retirement Disclosure [Abstract]
Change in Benefit Obligation and Plan Assets
The following table sets forth the changes in benefit obligation, plan assets and funded status of Heinz’s principal defined benefit plans and other postretirement benefit plans at December 28, 2014, December 29, 2013, June 7, 2013, and April 28, 2013.

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013
	(In millions)
Change in Benefit Obligation:
Benefit obligation at the beginning of the period	$3,225	$3,152	$3,272	$2,930	$208	$251	$257	$249
Service cost	29	21	4	32	5	4	1	6
Interest cost	137	72	14	132	9	5	1	10
Participants’ contributions	2	1	—	2	1	—	—	1
Amendments	—	—	—	—	—	(21)	—	—
Actuarial (gain) loss	368	(72)	(92)	429	7	(20)	(6)	9
Settlement	(225)	(113)	—	(12)	—	—	—	—
Curtailment	(45)	(3)	—	—	(8)	(1)	—	—
Special/contractual termination benefits	8	36	17	—	—	—	—	—
Annuity plan transfers	—	81	—	—	—	—	—	—
Benefits paid	(166)	(94)	(13)	(158)	(13)	(8)	(1)	(16)
Translation adjustments	(182)	144	(50)	(83)	(4)	(2)	(1)	(2)
Benefit obligation at the end of the period	$3,151	$3,225	$3,152	$3,272	$205	$208	$251	$257
Change in Plan Assets:
Fair value of plan assets at the beginning of the period	$3,655	$3,335	$3,380	$3,141	$—	$—	$—	$—
Actual return on plan assets	474	161	17	429	—	—	—	—
Settlement	(225)	(113)	—	(12)	—	—	—	—
Special/contractual termination benefits	—	(1)	—	—	—	—	—	—
Employer contribution	102	156	7	69	12	8	1	15
Participants’ contributions	2	1	—	2	1	—	—	1
Annuity plan transfers	—	41	—	—	—	—	—	—
Benefits paid	(166)	(94)	(13)	(158)	(13)	(8)	(1)	(16)
Translation adjustments	(207)	169	(56)	(91)	—	—	—	—
Fair value of plan assets at the end of the period	3,635	3,655	3,335	3,380	—	—	—	—
Funded status	$484	$430	$183	$108	$(205)	$(208)	$(251)	$(257)

Benefit obligation recognized in consolidated balance sheet
Amounts recognized in the consolidated balance sheets consist of the following:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013
	(In millions)
Other non-current assets	$581	$502	$363	$288	$—	$—	$—	$—
Other accrued liabilities	(1)	(3)	(73)	(32)	(14)	(15)	(16)	(17)
Other non-current liabilities	(96)	(69)	(107)	(148)	(191)	(193)	(235)	(240)
Net asset/(liabilities) recognized	$484	$430	$183	$108	$(205)	$(208)	$(251)	$(257)

Components of net periodic benefit cost
Total pension cost of Heinz’s principal pension plans and postretirement plans consisted of the following:

	Successor		Predecessor			Successor		Predecessor
	Pension Benefits					Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In millions)
Components of defined benefit net periodic benefit cost:
Service cost	$29	$21	$4	$32	$34	$5	$4	$1	$6	$6
Interest cost	137	72	14	132	140	9	5	1	10	11
Expected return on assets	(216)	(116)	(29)	(251)	(235)	—	—	—	—	—
Amortization of:
Prior service cost/(credit)	—	—	—	2	2	(6)	—	(1)	(6)	(6)
Net actuarial (gain)/loss	—	—	10	76	84	—	—	—	2	1
Loss/(Gain) due to curtailment, settlement and special termination benefits	12	57	17	5	1	(7)	(1)	—	—	—
Net periodic benefit (income)/cost	(38)	34	16	(4)	26	1	8	1	12	12
Defined contribution plans	19	24	5	47	47	—	—	—	—	—
Total (Income)/cost	$(19)	$58	$21	$43	$73	$1	$8	$1	$12	$12

Accumulated other comprehensive loss before tax
Amounts recognized in accumulated other comprehensive loss, before tax, consist of the following:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013
	(In millions)
Net actuarial (gain)/loss	$(39)	$(100)	$1,260	$1,350	$(14)	$(20)	$29	$35
Prior service cost/(credit)	—	—	27	27	(14)	(21)	(7)	(7)
Net amount recognized	$(39)	$(100)	$1,287	$1,377	$(28)	$(41)	$22	$28

Accumulated other comprehensive loss income expected to be recognized as components of net periodic benefit costs credits
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year are as follows:

	Successor		Predecessor	Successor		Predecessor
	Pension Benefits			Other Retiree Benefits
	December 28, 2014	December 29, 2013	April 28, 2013	December 28, 2014	December 29, 2013	April 28, 2013
	(In millions)
Net actuarial (gain)/loss	$3	$—	$96	$—	$—	$2
Prior service cost/(credit)	—	—	2	(6)	(6)	(6)
Net amount recognized	$3	$—	$98	$(6)	$(6)	$(4)

Weighted average rates used for determining the projected benefit obligations
The weighted-average rates used in determining the projected benefit obligations for defined benefit pension plans and the accumulated postretirement benefit obligation for other postretirement plans were as follows:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013
Discount rate	3.5%	4.5%	4.1%	4.0%	3.7%	4.3%	3.7%	3.4%
Compensation increase rate	3.4%	3.7%	3.4%	3.5%	—%	—%	—%	—%

Weighted average rates used for determining the defined benefit plans
The weighted-average rates used in determining the defined benefit plans’ net pension costs and net postretirement benefit costs were as follows:

	Successor		Predecessor			Successor		Predecessor
	Pension Benefits					Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
Expected rate of return	6.2%	6.2%	8.1%	8.1%	8.2%	—%	—%	—%	—%	—%
Discount rate	4.5%	4.1%	4.0%	4.0%	4.8%	4.3%	3.7%	3.4%	3.4%	4.1%
Compensation increase rate	3.7%	3.5%	3.5%	3.5%	3.4%	—%	—%	—%	—%	—%

One percentage point change
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(In millions)
Effect on total service and interest cost components	$1	$(1)
Effect on postretirement benefit obligations	$14	$(13)

Weighted average asset allocation
’s defined benefit pension plans’ weighted average actual and target asset allocation at December 28, 2014, December 29, 2013, and April 28, 2013 were as follows:

	Successor		Predecessor	Successor		Predecessor
	Plan Assets at			Target Allocation at
Asset Category	December 28, 2014	December 29, 2013	April 28, 2013	December 28, 2014	December 29, 2013	April 28, 2013
Equity securities	34%	53%	62%	41%	58%	58%
Debt securities	47%	26%	29%	38%	33%	33%
Real estate	9%	8%	8%	8%	8%	8%
Cash and cash equivalents	10%	13%	1%	13%	1%	1%
	100%	100%	100%	100%	100%	100%

Direct Cash Holdings And Institutional Short Term Investment Vehicles

	Successor
	December 28, 2014
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$377	$—	$—	$377
Equity Securities (mutual and pooled funds)	95	757	—	852
Fixed Income Securities	124	1,361	226	1,711
Other Investments	—	—	321	321
Cash and Cash Equivalents	17	357	—	374
Total	$613	$2,475	$547	$3,635

	Successor
	December 29, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$624	$—	$—	$624
Equity Securities (mutual and pooled funds)	126	1,187	—	1,313
Fixed Income Securities	45	886	11	942
Other Investments	—	—	297	297
Cash and Cash Equivalents	78	400	—	478
Total	$873	$2,473	$308	$3,654

	Predecessor
	April 28, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$882	$—	$—	$882
Equity Securities (mutual and pooled funds)	183	1,058	—	1,241
Fixed Income Securities	50	919	11	980
Other Investments	—	—	257	257
Cash and Cash Equivalents	7	13	—	20
Total	$1,122	$1,990	$268	$3,380

Changes in fair value of Pension plan level 3 assets
Changes in the fair value of the Plan’s Level 3 assets are summarized as follows:

	Successor
	December 29, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 28, 2014
	(In millions)
Fixed Income Securities	$11	$224	$—	$(22)	$—	$13	$226
Other Investments	297	5	—	(24)	(2)	45	321
Total	$308	$229	$—	$(46)	$(2)	$58	$547

	Successor
	Fair Value April 28, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 29, 2013
	(In millions)
Fixed Income Securities	$11	$—	$—	$—	$—	$—	$11
Other Investments	257	8	—	(1)	1	32	297
Total	$268	$8	$—	$(1)	$1	$32	$308

	Predecessor
	Fair Value April 29, 2012	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 28, 2013
	(In millions)
Fixed Income Securities	$10	$—	$—	$—	$—	$1	$11
Other Investments	216	59	(10)	(4)	(7)	3	257
Total	$226	$59	$(10)	$(4)	$(7)	$4	$268

Benefit payment expected in future years	Benefit payments expected in future years are as follows:

	Pension Benefits	Other Retiree Benefits
	(In millions)
2015	$132	$14
2016	$95	$15
2017	$99	$16
2018	$103	$16
2019	$107	$16
Years 2020-2024	$592	$76